Leases - Schedule of Supplemental Information Related to Operating Leases (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Leases - Schedule of Supplemental Information Related to Operating Leases (Details) [Line Items]
Operating lease right-of-use assets	¥ 1,328,582,419		¥ 1,535,330,762	$ 182,015,045
Operating lease liabilities, current	241,363,244		267,536,846	33,066,629
Operating lease liabilities, non-current	1,215,776,075		1,391,909,308	166,560,639
Total operating lease liabilities	1,457,139,319		1,659,446,154	$ 199,627,268
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 150,287,251	$ 20,589,269	¥ 154,520,189
Weighted average remaining lease term (in years)	8 years		9 years	8 years
Weighted average discount rate	4.00%		4.00%	4.00%